ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                  FINAL REPORT

                        John Hancock Communications Fund


                                   May 7, 2003

--------------------------------------------------------------------------------

John Hancock Communications Fund

Schedule of Investments
May 7, 2003 (Unaudited)

                                                           INTEREST      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                           RATE      (000s OMITTED)        VALUE
------------------------------------------------------     --------    --------------     -----------
SHORT-TERM INVESTMENTS
(Cost of $1,318,000)

Joint Repurchase Agreement (100.67%)
Investment in joint repurchase agreement transaction
with Barclays Capital, Inc. - Dated 5-7-03, due 5-8-03
(Secured by U.S. Treasury Inflation Indexed Note,
3.000% due 7-15-12)                                          1.19%         $1,318         $ 1,318,000
                                                                                          -----------

TOTAL INVESTMENTS (100.67%)                                                                 1,318,000
                                                                                          -----------

OTHER ASSETS AND LIABILITIES, NET (0.67%)                                                      (8,755)
                                                                                          -----------

TOTAL NET ASSETS (100.00%)                                                                $ 1,309,245
                                                                                          ===========

The percentage shown for each investment category is the total value of that catergory as a percentage of the net assets of the Fund.


See notes to financial statements.     1

                     John Hancock Communications Fund

                     ----------------------------------------------------------------------
ASSETS AND           ASSETS
LIABILITIES          ----------------------------------------------------------------------
Final report         Investments at value (cost - $1,318,000)                    $1,318,000
5-7-03* (unaudited)  Cash                                                               163
                     Dividends and interest receivable                                   90
                     Receivable from affiliates                                       2,394
                     Other assets                                                         9
                     Total assets                                                 1,320,656
                     ----------------------------------------------------------------------
                     LIABILITIES
                     ----------------------------------------------------------------------
                     Other payables and accrued expenses                             11,411
                     Total liabilities                                               11,411
                     ----------------------------------------------------------------------
                     NET ASSETS
                     ----------------------------------------------------------------------
                     Capital paid-in                                              2,988,869
                     Accumulated net realized loss on investments                (1,679,623)
                     Accumulated net investment loss                                     (1)
                     Net assets                                                  $1,309,245
                     ----------------------------------------------------------------------
                     NET ASSET VALUE PER SHARE
                     ----------------------------------------------------------------------
                     Based on net asset values and shares outstanding
                     Class A ($1,283,249 / 294,000 shares)                            $4.36
                     Class B ($12,998 / 3,000 shares)                                 $4.33
                     Class C ($12,998 / 3,000 shares)                                 $4.33
                     ----------------------------------------------------------------------
                     MAXIMUM OFFERING PRICE PER SHARE
                     ----------------------------------------------------------------------
                     Class A (1) ($4.36 / 95%)                                        $4.59
                     Class C ($4.33 / 99%)                                            $4.37

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

* The Statement of Assets and Liabilities reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.     2

                     John Hancock Communications Fund

                     ----------------------------------------------------------------------
OPERATIONS           INVESTMENT INCOME
Period from 11-1-02  ----------------------------------------------------------------------
through 5-7-03*      Dividends (net of foreign withholding taxes of $192)            $7,458
(unaudited)          Interest (including securities lending income of $1,578)         1,832
                     Total investment income                                          9,290

                     ----------------------------------------------------------------------
                     EXPENSES
                     ----------------------------------------------------------------------
                     Investment management fee                                        5,821
                     Class A distribution and service fee                             1,902
                     Class B distribution and service fee                                48
                     Class C distribution and service fee                                48
                     Printing                                                         7,345
                     Custodian fee                                                    4,174
                     Registration and filing fee                                      3,817
                     Auditing fee                                                     3,000
                     Accounting and legal services fee                                  174
                     Trustees' fee                                                       68
                     Transfer agent fee                                                  21
                     Miscellaneous                                                       17
                     Total expenses                                                  26,435
                     Less expense reductions                                        (16,028)
                     Net expenses                                                    10,407
                     Net investment loss                                             (1,117)

                     ----------------------------------------------------------------------
                     REALIZED AND UNREALIZED GAIN (LOSS)
                     ----------------------------------------------------------------------
                     Net realized loss on investments                              (247,118)
                     Change in net unrealized appreciation (depreciation)
                        of investments                                              309,118
                     Net realized and unrealized gain                                62,000
                     Increase in net assets from operations                         $60,883

* The Statement of Operations reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.     3

                     John Hancock Communications Fund

                                                                                                     PERIOD FROM
                                                                                                      11-1-02 to
                                                                                      YEAR ENDED       5-7-03*
                                                                                       10-31-02      (unaudited)
                     ------------------------------------------------------------------------------------------
CHANGES IN           INCREASE (DECREASE) IN NET ASSETS
NET ASSETS           ------------------------------------------------------------------------------------------
                     From operations
                     Net investment loss                                                ($1,878)        ($1,117)
                     Net realized loss                                                 (867,565)       (247,118)
                     Change in net unrealized appreciation (depreciation)                42,870         309,118
                     Increase (decrease) in net assets resulting from operations       (826,573)         60,883

                     Distributions to shareholders
                     From net investment income
                     Class A                                                             (5,627)             --
                                                                                                             --

                     From Fund share transactions                                           (47)             --

                     ------------------------------------------------------------------------------------------
                     NET ASSETS
                     ------------------------------------------------------------------------------------------
                     Beginning of period                                              2,080,609       1,248,362
                     End of period (1)                                                1,248,362      $1,309,245

(1)  Includes undistributed net investment loss of $1 and $1, respectively.

* The Statements of Changes in Net Assets reflect the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.     4

John Hancock Communications Fund
Financial Highlights
CLASS A

PERIOD ENDED                                                 10-31-01(1)      10-31-02        5-7-03(2)
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00            $6.94         $4.16
Net investment loss (3)                                         (0.01)           (0.01)           --(4)
Net realized and unrealized gain (loss) on investments          (3.05)           (2.75)         0.20
Total from investment operations                                (3.06)           (2.76)         0.20
Less distributions
From net investment income                                         --            (0.02)           --
Net asset value, end of period                                  $6.94            $4.16         $4.36(5)
Total return (6,7) (%)                                         (30.60)(8)       (39.90)         4.81(8)
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $2               $1            $1
Ratio of expenses to average net assets (%)                      1.60(9)          1.60          1.60(9)
Ratio of adjusted expenses to average net assets (10) (%)        3.99(9)          3.19          4.08(9)
Ratio of net investment loss to average net assets (%)          (0.23)(9)        (0.10)        (0.16)(9)
Portfolio turnover (%)                                             81              119            85


See notes to financial statements.     5

John Hancock Communications Fund
Financial Highlights
CLASS B

PERIOD ENDED                                                 10-31-01(1)      10-31-02        5-7-03(2)
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00            $6.92         $4.14
Net investment loss (3)                                         (0.03)           (0.03)        (0.01)
Net realized and unrealized gain (loss) on investments          (3.05)           (2.75)         0.20
Total from investment operations                                (3.08)           (2.78)         0.19
Net asset value, end of period                                  $6.92            $4.14         $4.33(5)
Total return (6,7) (%)                                         (30.80)(8)       (40.17)         4.59(8)
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(11)           --(11)        --(11)
Ratio of expenses to average net assets (%)                      2.30(9)          2.08          2.05(9)
Ratio of adjusted expenses to average net assets (10) (%)        4.69(9)          3.67          4.53(9)
Ratio of net investment loss to average net assets (%)          (0.93)(9)        (0.58)        (0.61)(9)
Portfolio turnover (%)                                             81              119            85


See notes to financial statements.     6

John Hancock Communications Fund
Financial Highlights
CLASS C

PERIOD ENDED                                                 10-31-01(1)      10-31-02        5-7-03(2)
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00            $6.92         $4.14
Net investment loss (3)                                         (0.03)           (0.03)        (0.01)
Net realized and unrealized gain (loss) on investments          (3.05)           (2.75)         0.20
Total from investment operations                                (3.08)           (2.78)         0.19
Net asset value, end of period                                  $6.92            $4.14         $4.33(5)
Total return (6,7) (%)                                         (30.80)(8)       (40.17)         4.59(8)
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(11)           --(11)        --(11)
Ratio of expenses to average net assets (%)                      2.30(9)          2.08          2.05(9)
Ratio of adjusted expenses to average net assets (10) (%)        4.69(9)          3.67          4.53(9)
Ratio of net investment loss to average net assets (%)          (0.93)(9)        (0.58)        (0.61)(9)
Portfolio turnover (%)                                             81              119            85

(1)  Class A, Class B and Class C shares began operations on 6-1-01.
(2)  Final period from 11-1-02 through 5-7-03. Unaudited.
(3)  Based on the average of the shares outstanding.
(4)  Less than $0.01 per share.
(5) Net assets value per share before the liquidation of assets and termination of the Fund. See Note A to financial statements.
(6) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(7) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(8)  Not annualized.
(9)  Annualized.
(10) Does not take into consideration expense reductions during the periods shown.
(11) Less than $500,000.


See notes to financial statements.     7

NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE A

Accounting policies

John Hancock Communications Fund (the "Fund") was a non-diversified series of John Hancock World Fund an open-end management investment company registered under the Investment Company Act of 1940, organized as a Massachusetts business trust in 1995. The investment objective of the Fund was to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

On May 7, 2003 the Fund's sole shareholder, John Hancock Advisers, LLC, (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICO"), redeemed its shares. On May 20, 2003, the Board of Trustees voted to terminate the Fund which had no assets, liabilities or shareholders. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and termination of the Fund.

Significant accounting policies of the Funds were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust were valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may have lent securities to certain qualified brokers who paid the Fund negotiated lender fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned as of May 7, 2003.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not a subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of May 7, 2003, the Fund's final tax year. As of May 7, 2003, for federal income tax purposes, the Fund had $1,679,623 of a capital loss carryforward, expiring as follows: October 31, 2009 - $558,949, October 31, 2010 - $867,560 and May 7, 2011 - $253,114.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of May 7, 2003, the Fund had no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next $500,000,000 of the Fund's average daily net asset value and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser had agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.30% of Fund's average daily net assets. Accordingly, the expense reduction amounted to $16,028 for the period ended May 7, 2003.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended May 7, 2003, JH Funds received no up-front sales charges with regard to sales of Class A and Class C shares.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 7, 2003, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICO. The Fund paid a monthly transfer agent fee at an annual rate of 0.05%, of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Adviser owned 300,000 shares of beneficial interest of the Fund on May 7, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund's shares repurchased during the last two periods, along with the corresponding dollar value. The Fund had an unlimited number of shares authorized with no par value.

                                                   PERIOD FROM 11-1-02 TO 5-7-03
                         YEAR ENDED 10-31-02                 (UNAUDITED)
                         SHARES       AMOUNT          SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Repurchased                (6)         ($47)            --                  --
Net decrease               (6)         ($47)            --                  --
--------------------------------------------------------------------------------
NET DECREASE               (6)         ($47)            --                  --
--------------------------------------------------------------------------------

NOTE D

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended May 7, 2003 aggregated to $918,097 and $2,191,495, respectively.

The cost of investments owned on May 7, 2003, including short-term investments, for federal income tax purposes was $1,318,000.

NOTE E

Reclassification of accounts

During the period ended May 7, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss of $1,117 and a decrease in capital paid-in of $1,117. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 7, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for net operating loss. The calculation of net investment income (loss) per share in the financial highlights excluded these adjustments.

NOTE F

Termination

On May 20, 2003, the Trustees voted to terminate the Fund after the close of business on May 20, 2003, as it had no assets, liabilities, or shareholders.

                        John Hancock Communications Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee

                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

Final Draft
--------------------------------------------------------------------------------


                                  FINAL REPORT



                      John Hancock Consumer Industries Fund



                                  MAY 12, 2003

--------------------------------------------------------------------------------

John Hancock Consumer Industries Fund

                                                                INTEREST     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                              RATE         (000s OMITTED)     VALUE
SHORT-TERM INVESTMENTS
(Cost $2,667,000)
Joint Repurchase Agreement  100.52%
Investment in a joint repurchase agreement transaction
  with UBS Warburg, Inc. - Dated 05-12-03, due 05-13-03
  (Secured by U.S. Treasury Bond, 6.000% due 02-15-26,
  U.S. Treasury Inflation Indexed Bond, 3.625% due
  04-15-28, and U.S. Treasury Inflation Indexed Notes,
  3.875% through 4.250%, due 01-15-09 through 01-15-10)          1.22%        $ 2,667          $ 2,667,000

TOTAL SHORT-TERM INVESTMENTS 100.52%
(Cost $2,667,000)                                                                                2,667,000
                                                                                                ----------
TOTAL INVESTMENTS 100.52%                                                                        2,667,000
                                                                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.52%)                                                          (13,720)
                                                                                                ----------
TOTAL NET ASSETS 100.00%                                                                       $ 2,653,280
                                                                                                ==========

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

                      See Note A to financial statements.

John Hancock Consumer Industries Fund

--------------------------------------------------------------------------------
ASSETS AND LIABILITIES Final report May 12, 2003 (unaudited)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------
Investments at value        (cost $2,667,000)                            $2,667,000
Cash                                                                            680
Dividends and interest receivable                                               439
Other assets                                                                     14
Total assets                                                              2,668,133
-----------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------
Payable to affiliates                                                         1,144
Other payables and accrued expenses                                          13,709
Total liabilities                                                            14,853
-----------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------
Capital paid-in                                                           2,950,183
Accumulated net realized loss on investments                               (296,901)
Accumulated net investment loss                                                  (2)
Net assets                                                               $2,653,280
-----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A                    ($2,600,726 / 294,000 shares)                      $8.85
Class B                    (   $26,277  / 3,000  shares)                      $8.76
Class C                    (   $26,277  / 3,000  shares)                      $8.76
-----------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------
Class A                           ($8.85 / 95%)                               $9.32
Class C                           ($8.76 / 99%)                               $8.85

* The Statement of Assets and Liabilities reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements. See Note A to financial statements.

John Hancock Consumer Industries Fund

--------------------------------------------------------------------------------
OPERATIONS Period from 11-1-02 through 5-12-03 * (unaudited)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends  (net of foreign withholding taxes of $6)                         $  4,739
Interest (including securities lending income of $62)                          1,500
Total investment income                                                        6,239

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Investment management fee                                                     11,200
Class A distribution and service fee                                           3,875
Class B distribution and service fee                                              98
Class C distribution and service fee                                              98
Custodian fee                                                                  3,908
Auditing fee                                                                   3,000
Printing                                                                       6,439
Registration and filing fee                                                    3,817
Accounting and legal services fee                                                357
Trustees' fee                                                                    132
Miscellaneous                                                                     21
Legal fee                                                                          2
Total expenses                                                                32,947
Less expense reductions                                                      (12,406)
Net expenses                                                                  20,541
Net investment loss                                                          (14,302)

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------
Net realized gain on investments                                             149,028
Change in net unrealized appreciation (depreciation)
   of investments                                                            (45,139)
Net realized and unrealized gain                                             103,889
Increase in net assets from operations                                       $89,587

* The Statement of Operations reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.

John Hancock Consumer Industries Fund

--------------------------------------------------------------------------------
CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       Period from
                                                                                        11-1-02 to
                                                                      Year ended        5-12-03  *
                                                                        10-31-02       (unaudited)
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------------
From operations
Net investment loss                                                  ($   27,104)      ($ 14,302)
Net realized gain (loss)                                                (285,960)        149,028
Change in net unrealized appreciation (depreciation)                     212,081         (45,139)
Increase (decrease) in net assets resulting from operations             (100,983)         89,587

Distributions to shareholders
Class A                                                                   (5,424)           --

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Beginning of period                                                    2,670,100       2,563,693
End of period (1)                                                    $ 2,563,693      $2,653,280

(1)   Includes accumulated net investment loss of $2 and $2, respectively.

* The Statement of Changes in Net Assets reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements. See Note A to financial statements.

John Hancock Consumer Industries Fund
Financial Highlights
CLASS A SHARES

PERIOD ENDED                                                         10-31-01 (1)         10-31-02             5-12-03 (2)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 10.00              $  8.90              $  8.55
Net investment loss (3)                                                (0.01)               (0.09)               (0.05)
Net realized and unrealized gain (loss) on investments                 (1.09)               (0.24)                0.35
Total from investment operations                                       (1.10)               (0.33)                0.30
Less distributions
From net investment income                                               --                 (0.02)                 --
Net asset value, end of period                                       $  8.90              $  8.55              $  8.85 (4)
Total return (5),(6) (%)                                              (11.00)               (3.75)                3.51
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  3                 $  3                 $  3
Ratio of expenses to average net assets (%)                             1.55 (8)             1.55                 1.55 (8)
Ratio of adjusted expenses to average net assets  (9) (%)               3.04 (8)             2.64                 2.49 (8)
Ratio of net investment loss to average net assets (%)                 (0.14)(8)            (0.95)               (1.08)(8)
Portfolio turnover (%)                                                       (1)(2)(1)            (1)(5)(7)            (7)(4)

(1)   Class A, Class B, and Class C shares began operations on 3-1-01.
(2)   Final period from 11-1-02 through 5-12-03. Unaudited.
(3)   Based on the average of the shares outstanding.
(4) Net asset value per share before the liquidation of assets and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)   Not annualized.
(8)   Annualized.
(9) Does not take into consideration expense reductions during the period shown.
(10)  Less than $500,000.

John Hancock Consumer Industries Fund
Financial Highlights
CLASS B SHARES

PERIOD ENDED                                                       10-31-01 (1)        10-31-02              5-12-03 (2)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.00             $ 8.86               $ 8.48
Net investment loss (3)                                               (0.06)             (0.13)               (0.07)
Net realized and unrealized gain (loss) on investments                (1.08)             (0.25)                0.35
Total from investment operations                                      (1.14)             (0.38)                0.28
Net asset value, end of period                                      $  8.86             $ 8.48               $ 8.76 (4)
Total return (5),(6) (%)                                             (11.40)             (4.29)                3.30
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                --   (10)            -- (10)             -- (10)
Ratio of expenses to average net assets (%)                            2.25 (8)           2.02                 2.00 (8)
Ratio of adjusted expenses to average net assets (9) (%)               3.74 (8)           3.11                 2.94 (8)
Ratio of net investment loss to average net assets (%)                (0.84)(8)          (1.42)               (1.52)(8)
Portfolio turnover (%)                                                      (1)(2)(1)          (1)(5)(7)            (7)(4)

(1)   Class A, Class B, and Class C shares began operations on 3-1-01.
(2)   Final period from 11-1-02 through 5-12-03. Unaudited.
(3)   Based on the average of the shares outstanding.
(4) Net asset value per share before the liquidation of assets and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)   Not annualized.
(8)   Annualized.
(9) Does not take into consideration expense reductions during the period shown.
(10)  Less than $500,000.

John Hancock Consumer Industries Fund
Financial Highlights
CLASS C SHARES

PERIOD ENDED                                                        10-31-01 (1)           10-31-02               5-12-03 (2)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.00                 $ 8.86                $ 8.48
Net investment loss  (3)                                              (0.06)                 (0.13)                (0.07)
Net realized and unrealized gain (loss) on investments                (1.08)                 (0.25)                 0.35
Total from investment operations                                      (1.14)                 (0.38)                 0.28
Net asset value, end of period                                      $  8.86                 $ 8.48                $ 8.76  (4)
Total return (5),(6) (%)                                             (11.40) (7)             (4.29)                 3.30  (7)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 --  (10)               --  (10)               --  (10)
Ratio of expenses to average net assets (%)                            2.25  (8)              2.02                  2.00  (8)
Ratio of adjusted expenses to average net assets (9) (%)               3.74  (8)              3.11                  2.94  (8)
Ratio of net investment loss to average net assets (%)                (0.84) (8)              (1.42)               (1.52) (8)
Portfolio turnover (%)                                                       (1)(2)(1)              (1)(5)(7)             (7)(4)

(1)   Class A, Class B, and Class C shares began operations on 3-1-01.
(2)   Final period from 11-1-02 through 5-12-03. Unaudited.
(3)   Based on the average of the shares outstanding.
(4) Net asset value per share before the liquidation of assets and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)   Not annualized.
(8)   Annualized.
(9) Does not take into consideration expense reductions during the period shown.
(10)  Less than $500,000.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies
John Hancock Consumer Industries Fund (the "Fund") was a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to achieve long term capital appreciation.

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.

On May 12, 2003 the Fund's sole shareholder, John Hancock Advisers, LLC, (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICO"), redeemed its shares. On May 20, 2003, the Board of Trustees voted to terminate the Fund, which had no assets, liabilities or shareholders. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments
Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust were valued at their net asset value each business day.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions
Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Class allocations
Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending
The Fund may have lent securities to certain qualified brokers who paid the Fund negotiated lender fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on May 12, 2003.

Federal income taxes
The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of May 12, 2003, the Fund's final tax year. As of May 12, 2003, for federal income tax purposes, the Fund had $296,901 of a capital loss carryforward expiring October 31, 2010.

Dividends, interest and distributions
Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of May 12, 2003, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $500,000,000 and (c) 0.75% in excess of $1,000,000,000.

The Adviser had agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.25% of the Fund's average daily net assets. Accordingly, the expense reduction amounted to $12,406 for the period ended May 12, 2003.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended May 12, 2003, JH Funds received no up-front sales charges with regard to sales of Class A and Class C shares.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 12, 2003, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on May 12, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
The Fund had an unlimited number of shares authorized with no par value.

John Hancock Consumer Industries Fund
Note C
Fund share transactions

                                                  YEAR ENDED 10-31-02              PERIOD ENDED 4-30-02 (1)
                                                SHARES           AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------------
Sold                                              -- $              --             -- $               --
Net increase (decrease)                           -- $              --             -- $               --
---------------------------------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------------------------------
Sold                                              -- $              --             -- $               --
Net increase (decrease)                           -- $              --             -- $               --
---------------------------------------------------------------------------------------------------------
CLASS C SHARES
---------------------------------------------------------------------------------------------------------
Sold                                              -- $              --             -- $               --
Net increase (decrease)                           -- $              --             -- $               --
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)                           -- $              --             -- $               --
---------------------------------------------------------------------------------------------------------

(1)   Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended May 12, 2003, aggregated $1,518,005 and $3,977,804, respectively.

The cost of investments owned on May 12, 2003, including short-term investments, for federal income tax purposes was $2,667,000.

NOTE E
Reclassification of accounts
During the period ended May 12, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net investment loss of $14,302 and a decrease in capital paid-in of $14,302. This represented the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 12, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and net operating losses. The calculation of net investment income (loss) per share in the financial highlights excluded these adjustments.

NOTE F
Termination
On May 20, 2003, the Board of Trustees voted to terminate the Fund, which had no assets, liabilities or shareholders.

                  John Hancock Funds - Consumer Industries Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------

                                  FINAL REPORT

                        John Hancock European Equity Fund


                                   May 9, 2003

--------------------------------------------------------------------------------

John Hancock European Equity Fund

Schedule of Investments
5/9/2003 (Unaudited)

ISSUER                                                                           SHARES       VALUE
------                                                                           ------       -----
COMMON STOCKS
Austria  1.19%
Gericom AG (Computers)                                                            3,800    $    58,499
OMV AG (Oil & Gas)                                                                  500         63,537
                                                                                           -----------
                                                                                               122,036
                                                                                           -----------
Belgium  1.13%
Interbrew SA (Beverages)                                                          3,000         69,000
Mobistar SA* (Telecommunications)                                                 1,400         47,110
                                                                                           -----------
                                                                                               116,110
                                                                                           -----------
Denmark  1.47%
Jyske Bank AS* (Banks - Foreign)                                                  2,400         84,112
TDC AS (Telecommunications)                                                       2,600         66,782
                                                                                           -----------
                                                                                               150,894
                                                                                           -----------
Finland  3.26%
Nokia OYJ American Depositary Receipts (ADR) (Telecommunications)                15,000        257,250
Sampo Oyj (A Shares) (Finance)                                                   11,100         78,553
                                                                                           -----------
                                                                                               335,803
                                                                                           -----------
France  6.00%
BNP Paribas SA (Banks - Foreign)                                                  2,500        119,336
France Telecom SA (Telecommunications)                                            1,800         41,234
JC Decaux SA* (Advertising)                                                       8,900         87,933
Pernod-Ricard SA (Beverages)                                                        350         33,696
Suez SA (Pollution Control)                                                       5,000         81,625
Unibail SA (Real Estate Operations)                                                 900         62,400
Vinci SA (Engineering / R&D Services)                                             1,500        100,466
Vivendi Universal SA (Media)                                                      5,700         91,023
                                                                                           -----------
                                                                                               617,713
                                                                                           -----------
Germany  7.86%
BASF AG (Chemicals)                                                               1,600         68,287
Continental AG* (Rubber - Tires & Misc)                                           3,100         57,339
Deutsche Boerse AG (Finance)                                                      2,200        104,890
Deutsche Telekom AG (Telecommunications)                                          4,900         64,512
E.ON AG (Utilities)                                                               2,100        101,328
Medion AG (Business Services - Misc)                                              1,900         78,363
Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                           800         81,338
Schwarz Pharma AG (Medical)                                                       2,500        107,273
SGL Carbon AG* (Chemicals)                                                        3,500         54,484
Siemens AG (Diversified Operations)                                               1,800         90,368
                                                                                           -----------
                                                                                               808,182
                                                                                           -----------
Hungary  0.65%
OTP Bank Rt. (Banks - Foreign)                                                    6,000         66,376
                                                                                           -----------


See notes to financial statements.     1

ISSUER                                                                           SHARES       VALUE
------                                                                           ------       -----
Ireland  2.21%
Bank of Ireland (Banks - Foreign)                                                10,500    $   134,260
Irish Life & Permanent Plc (Finance)                                              8,000         93,260
                                                                                           -----------
                                                                                               227,520
                                                                                           -----------
Israel  2.64%
Taro Pharmaceutical Industries Ltd.* (Medical)                                    2,000         95,620
Teva Pharmaceutical Industries Ltd. (ADR) (Medical)                               3,700        176,379
                                                                                           -----------
                                                                                               271,999
                                                                                           -----------
Italy  6.25%
Banco Popolare di Verona e Novara Scrl (Banks - Foreign)                          4,600         61,778
ENI SpA (Oil & Gas)                                                               7,100        108,322
ERG SpA (Oil & Gas)                                                               5,100         22,440
Finmeccanica SpA (Aerospace)                                                     88,000         53,885
Impregilo SpA* (Building)                                                       175,000         79,414
Italcementi SpA (Building)                                                        7,500         78,322
Mediaset SpA (Media)                                                              6,300         53,849
Saipem SpA (Oil & Gas)                                                           11,800         83,372
UniCredito Italiano SpA (Banks - Foreign)                                        22,100        101,558
                                                                                           -----------
                                                                                               642,940
                                                                                           -----------
Netherlands  6.81%
Aegon NV (Insurance)                                                              1,064         10,537
ASML Holding NV (NY Reg Shares)* (Electronics)                                    7,800         72,306
Euronext NV (Finance)                                                             3,800         87,399
Fugro NV (Engineering / R&D Services)                                             1,300         57,948
IHC Caland NV (Oil & Gas)                                                           800         42,314
ING Groep NV (Insurance)                                                          6,400        106,466
Royal Dutch Petroleum Co. (Oil & Gas)                                             2,600        114,402
TPG NV (Transport)                                                                6,900        121,284
Unilever NV (Food)                                                                1,500         87,714
                                                                                           -----------
                                                                                               700,370
                                                                                           -----------
Norway  1.08%
ProSafe ASA * (Oil & Gas)                                                         3,200         54,144
Statoil ASA (Oil & Gas)                                                           7,000         57,178
                                                                                           -----------
                                                                                               111,322
                                                                                           -----------
Russia  2.08%
Lukoil (ADR) (Oil & Gas)                                                            900         61,272
VimpelCom* (ADR) (Telecommunications)                                             1,700         68,306
YUKOS (ADR) (Oil & Gas)                                                             500         84,375
                                                                                           -----------
                                                                                               213,953
                                                                                           -----------
Spain  7.70%
Acciona SA (Building)                                                             1,400         68,678
Acesa Infraestructuras SA (Transport)                                             4,000         53,444
Actividades de Construccion y Servicios SA (Building)                             2,500        100,237
Banco Popular Espanol SA (Banks - Foreign)                                        1,600         80,860
Bankinter SA (Banks - Foreign)                                                    2,500         79,988
Corporacion Mapfre SA (Insurance)                                                11,600        116,474
Endesa SA (Utilities)                                                             8,600        129,231
Iberia Lineas Aereas de Espana SA (Transport)                                    27,300         49,554
Telefonica SA* (Telecommunications)                                              10,404        114,147
                                                                                           -----------
                                                                                               792,613
                                                                                           -----------


See notes to financial statements.     2

ISSUER                                                                           SHARES       VALUE
------                                                                           ------       -----
Sweden  2.59%
Elekta AB (B Shares)* (Medical)                                                   7,900    $    92,026
Hennes & Mauritz AB (B Shares) (Retail)                                           4,500        102,021
Skandinaviska Enskilda Banken AB (A Shares) (Banks - Foreign)                     7,000         71,897
                                                                                           -----------
                                                                                               265,944
                                                                                           -----------
Switzerland  6.70%
Actelion Ltd.* (Medical)                                                          1,200         81,537
Converium Holding AG (Insurance)                                                  1,000         46,454
Credit Suisse Group (Banks - Foreign)                                             5,000        121,947
Novartis AG (Medical)                                                             3,841        156,181
Roche Holding AG (Medical)                                                        1,700        110,781
SGS Societe Generale de Surveillance Holding SA (Business Services - Misc)          150         54,247
UBS AG (Banks - Foreign)                                                          2,400        118,624
                                                                                           -----------
                                                                                               689,771
                                                                                           -----------
United Kingdom  34.30%
Acambis Plc* (Medical)                                                           12,400         60,204
Arriva Plc (Transport)                                                           13,000         67,856
AstraZeneca Plc (Medical)                                                         3,400        135,656
Barclays Plc (Banks - Foreign)                                                   20,798        136,303
BG Group Plc (Oil & Gas)                                                         10,600         43,864
BHP Billiton Plc (Metal)                                                         16,912         84,752
BP Plc (Oil & Gas)                                                               17,500        114,969
British Sky Broadcasting Group Plc* (Media)                                       9,300        100,588
Diageo Plc (Beverages)                                                           12,300        128,798
Gallaher Group Plc (Tobacco)                                                     16,300        152,793
GlaxoSmithKline Plc (Medical)                                                    12,300        255,232
HBOS Plc (Banks - Foreign)                                                       11,800        133,867
Imperial Tobacco Group Plc (Tobacco)                                              4,300         70,142
InterContinental Hotels Group Plc* (Leisure)                                      6,949         46,543
Kelda Group Plc (Utilities)                                                      15,000         98,605
Kingfisher Plc (Retail)                                                          14,000         56,083
Lloyds TSB Group Plc (Banks - Foreign)                                           14,900         99,559
Man Group Plc (Finance)                                                           8,000        137,931
Mitchells & Butler Plc* (Retail)                                                  6,949         23,940
mm02 Plc* (Telecommunications)                                                  109,000         96,498
National Grid Transco Plc (Utilities)                                            25,100        163,089
Northern Rock Plc (Banks - Foreign)                                               5,700         64,756
Peninsular and Oriental Steam Navigation Co. (Transport)                         28,300         97,496
Reckitt Benckiser Plc (Soap & Cleaning Preparations)                              3,300         59,170
Royal Bank of Scotland Group Plc (Banks - Foreign)                                8,892        233,100
Severn Trent Plc (Utilities)                                                      6,000         67,732
SkyePharma Plc* (Medical)                                                        93,000         78,980
Smith & Nephew Plc (Medical)                                                      9,600         62,953
Smiths Group Plc (Manufacturing)                                                  4,200         45,494
Tesco Plc (Retail)                                                               27,700         87,217
Tullow Oil Plc* (Oil & Gas)                                                      67,700         79,733
Vodafone Group Plc (Telecommunications)                                         200,000        386,168
Wood Group (John) Plc (Oil & Gas)                                                22,500         58,676
                                                                                           -----------
                                                                                             3,528,747
                                                                                           -----------


See notes to financial statements.     3

ISSUER                                                                           SHARES       VALUE
------                                                                           ------       -----
United States 1.03%
Schlumberger Ltd. (Oil & Gas)                                                     1,600    $    71,968
Transocean, Inc. (Oil & Gas)                                                      1,700         34,374
                                                                                           -----------
                                                                                               106,342
                                                                                           -----------
TOTAL COMMON STOCKS 94.95%
(Cost $8,625,797)                                                                            9,768,635
                                                                                           -----------

PREFERRED STOCKS
Germany  2.40%
Henkel KGaA (Chemicals)                                                             800         52,295
Porsche AG (Automobiles / Trucks)                                                   200         72,837
Wella AG (Cosmetics & Personal Care)                                              1,600        122,053
                                                                                           -----------
                                                                                               247,185
                                                                                           -----------
TOTAL PREFERRED STOCKS 2.40%
(Cost $206,151)                                                                                247,185
                                                                                           -----------

TOTAL INVESTMENTS 97.35%
(Cost $8,831,948)                                                                           10,015,820
                                                                                           -----------

OTHER ASSETS AND LIABILITIES, NET 2.65%                                                        272,584
                                                                                           -----------

TOTAL NET ASSETS  100.00%                                                                  $10,288,404
                                                                                           ===========

*    Non-Income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements.     4

John Hancock European Equity Fund

Portfolio Concentration
5-9-03 (Unaudited)

                                                                     VALUE
                                                                AS A PERCENTAGE
INVESTMENT CATEGORIES                                            OF NET ASSETS
                                                                ---------------
Advertising                                                                0.85%
Aerospace                                                                  0.52
Automobiles / Trucks                                                       0.71
Banks - Foreign                                                           16.60
Beverages                                                                  2.25
Building                                                                   3.18
Business Services - Misc                                                   1.29
Chemicals                                                                  1.70
Computers                                                                  0.57
Cosmetics & Personal Care                                                  1.19
Diversified Operations                                                     0.88
Electronics                                                                0.70
Engineering / R&D Services                                                 1.54
Finance                                                                    4.88
Food                                                                       0.85
Insurance                                                                  3.51
Leisure                                                                    0.45
Manufacturing                                                              0.44
Media                                                                      2.39
Medical                                                                   13.73
Metal                                                                      0.82
Oil & Gas                                                                 10.64
Pollution Control                                                          0.79
Real Estate Operations                                                     0.61
Retail                                                                     2.62
Rubber - Tires & Misc                                                      0.56
Soap & Cleaning Preparations                                               0.58
Telecommunications                                                        11.10
Tobacco                                                                    2.17
Transport                                                                  3.79
Utilities                                                                  5.44
                                                                ---------------
Total Investments                                                         97.35%
                                                                ---------------


See notes to financial statements.     5

                     John Hancock European Equity Fund

                     --------------------------------------------------------------------------------------------------
ASSETS AND           ASSETS
LIABILITIES          --------------------------------------------------------------------------------------------------
May 9, 2003          Investments at value (cost - $8,831,948)                                               $10,015,820
(unaudited)          Cash                                                                                       225,293
                     Foreign cash at value (cost - $837)                                                            836
                     Dividends receivable                                                                        71,876
                     Other assets                                                                                 8,187
                     Total assets                                                                            10,322,012
                     --------------------------------------------------------------------------------------------------
                     LIABILITIES
                     --------------------------------------------------------------------------------------------------
                     Payable for shares repurchased                                                               3,313
                     Payable to affiliates                                                                        1,595
                     Other payables and accrued expenses                                                         28,700
                     Total liabilities                                                                           33,608
                     --------------------------------------------------------------------------------------------------
                     NET ASSETS
                     --------------------------------------------------------------------------------------------------
                     Capital paid-in                                                                         18,715,602
                     Accumulated net realized loss on investments and foreign currency transactions          (9,615,768)
                     Net unrealized appreciation of investments and translation of assets and liabilities
                        in foreign currencies                                                                 1,188,779
                     Accumulated net investment loss                                                               (209)
                     Net assets                                                                             $10,288,404
                     --------------------------------------------------------------------------------------------------
                     NET ASET VALUE PER SHARE
                     --------------------------------------------------------------------------------------------------
                     Based on net asset values and shares outstanding
                     Class A ($4,654,400 / 666,968 shares)                                                  $      6.98
                     Class B ($5,393,668 / 799,993 shares)                                                  $      6.74
                     Class C ($240,336 / 35,641 shares)                                                     $      6.74
                     --------------------------------------------------------------------------------------------------
                     MAXIMUM OFFERING PRICE PER SHARE
                     --------------------------------------------------------------------------------------------------
                     Class A (1) ($6.98 / 95%)                                                              $      7.35
                     Class C ($6.74 / 99%)                                                                  $      6.81

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

* The net assets of the Fund were merged into John Hancock International Fund as of the close of business on May 9, 2003, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.     6

                     John Hancock European Equity Fund

                     --------------------------------------------------------------------------------------------------
OPERATIONS           INVESTMENT INCOME
For the period from  --------------------------------------------------------------------------------------------------
11-1-02 to 5-9-03*   Dividends (net of foreign witholding taxes of $18,533)                                 $   136,864
(unaudited)          Interest                                                                                     2,156
                     Total investment income                                                                    139,020

                     --------------------------------------------------------------------------------------------------
                     EXPENSES
                     --------------------------------------------------------------------------------------------------
                     Investment management fee                                                                   50,887
                     Class A distribution and service fee                                                         8,317
                     Class B distribution and service fee                                                        27,588
                     Class C distribution and service fee                                                         1,229
                     Transfer agent fee                                                                          50,982
                     Registration and filing fee                                                                 24,646
                     Custodian fee                                                                               24,452
                     Printing                                                                                     7,956
                     Auditing fee                                                                                 6,500
                     Accounting and legal services fee                                                            1,524
                     Trustee's fee                                                                                  599
                     Miscellaneous                                                                                  219
                     Total expenses                                                                             204,899
                     Less expense reductions                                                                    (77,298)
                     Net expenses                                                                               127,601
                     Net investment loss                                                                         11,419
                     --------------------------------------------------------------------------------------------------
                     REALIZED AND UNREALIZED GAIN (LOSS)
                     --------------------------------------------------------------------------------------------------
                     Net realized income (loss) on
                     Investments                                                                               (855,511)
                     Foreign currency transactions                                                              (13,349)
                     Options                                                                                      6,652
                     Change in unrealized appreciation (depreciation) on
                     Investments                                                                              1,666,664
                     Translation of assets and liabilities in foreign currencies                                  4,125
                     Net realized and unrealized gain                                                           808,581
                     Increase in net assets from operations                                                 $   820,000

* The net assets of the Fund were merged into John Hancock International Fund as of the close of business May 9, 2003, and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.     7

                     John Hancock European Equity Fund

                                                                                                        PERIOD FROM
                                                                                      YEAR ENDED         11-1-02 TO
                                                                                       10-31-02      5-9-03* (UNAUDITED)
                     --------------------------------------------------------------------------------------------------
CHANGES IN           INCREASE (DECREASE) IN NET ASSETS
NET ASSETS           --------------------------------------------------------------------------------------------------
                     From operations
                     Net investment income (loss)                                    $   (66,022)    $           11,419
                     Net realized loss                                                (3,026,167)              (862,208)
                     Change in net unrealized appreciation (depreciation)                482,764              1,670,789
                     Increase (decrease) in net assets resulting from operations      (2,609,425)               820,000

                     From Fund share transactions                                     (2,487,052)            (1,980,096)

                     --------------------------------------------------------------------------------------------------
                     NET ASSETS
                     --------------------------------------------------------------------------------------------------
                     Beginning of period                                              16,544,977             11,448,500
                     End of period (1)                                               $11,448,500     $       10,288,404

(1) Includes accumulated net investment income (loss) of $184 and ($209) respectively.

* The net assets of the Fund were merged into John Hancock International Fund as of the close of business on May 9, 2003, and the Fund was subsequently terminated. The Statements of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.     8

John Hancock European Equity Fund
Financial Highlights
CLASS A SHARES

PERIOD ENDED                                                    10-31-98(1)   10-31-99   10-31-00   10-31-01   10-31-02   5-9-03(2)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.00        $10.07     $11.16     $10.98      $7.80    $6.44
Net investment income (loss) (3)                                    0.01         (0.04)     (0.06)        --(4)   (0.01)    0.02
Net realized and unrealized gain (loss) on investments              0.06          1.13      (0.12)     (3.18)     (1.35)    0.52
Total from investment operations                                    0.07          1.09      (0.18)     (3.18)     (1.36)    0.54
Net asset value, end of period                                    $10.07        $11.16     $10.98      $7.80      $6.44    $6.98(5)
Total return (6,7) (%)                                              0.70(8)      10.82      (1.61)    (28.96)    (17.44)    8.39(8)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $12           $14        $13         $8         $6       $5
Ratio of expenses to average net assets (%)                         1.90(9)       1.90       1.90       1.90       1.90     1.90(9)
Ratio of adjusted expenses to average net assets (10) (%)           3.31(9)       2.23       2.30       3.02       2.65     3.27(9)
Ratio of net investment income (loss) to average net assets (%)     0.16(9)      (0.38)     (0.52)      0.03      (0.08)    0.54(9)
Portfolio turnover (%)                                                31            64         97        260        198       84


See notes to financial statements.     9

John Hancock European Equity Fund
Financial Highlights
CLASS B SHARES

PERIOD ENDED                                                    10-31-98(1)   10-31-99   10-31-00   10-31-01   10-31-02   5-9-03(2)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $11.07        $10.04     $11.06     $10.80      $7.62    $6.24
Net investment loss (3)                                            (0.04)        (0.12)     (0.15)     (0.06)     (0.06)      --(4)
Net realized and unrealized gain (loss) on investments             (0.99)         1.14      (0.11)     (3.12)     (1.32)    0.50
Total from investment operations                                   (1.03)         1.02      (0.26)     (3.18)     (1.38)    0.50
Net asset value, end of period                                    $10.04        $11.06     $10.80      $7.62      $6.24    $6.74(5)
Total return (6,7) (%)                                             (9.30)(8)     10.16      (2.35)    (29.44)    (18.11)    8.01(8)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $16           $15        $15         $8         $6       $5
Ratio of expenses to average net assets (%)                         2.60(9)       2.60       2.60       2.60       2.60     2.60(9)
Ratio of adjusted expenses to average net assets (10) (%)           4.01(9)       2.93       3.00       3.72       3.35     3.97(9)
Ratio of net investment loss to average net assets (%)             (1.12)(9)     (1.08)     (1.23)     (0.67)     (0.78)   (0.13)(9)
Portfolio turnover (%)                                                31            64         97        260        198       84


See notes to financial statements.    10

John Hancock European Equity Fund
Financial Highlights
CLASS C SHARES

PERIOD ENDED                                                    10-31-99(1)   10-31-00   10-31-01   10-31-02     5-9-03(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.64        $11.06     $10.80      $7.62      $6.24
Net investment loss (3)                                            (0.07)        (0.13)     (0.06)     (0.06)        --(4)
Net realized and unrealized gain (loss) on investments              0.49         (0.13)     (3.12)     (1.32)      0.50
Total from investment operations                                    0.42         (0.26)     (3.18)     (1.38)      0.50
Net asset value, end of period                                    $11.06        $10.80      $7.62      $6.24      $6.74(5)
Total return (6,7) (%)                                              3.95(8)      (2.35)    (29.44)    (18.11)      8.01(8)
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               --(11)        --(11)     --(11)     --(11)     --(11)
Ratio of expenses to average net assets (%)                         2.60(9)       2.60       2.60       2.60       2.60(9)
Ratio of adjusted expenses to average net assets (10) (%)           2.93(9)       3.00       3.72       3.35       3.97(9)
Ratio of net investment loss to average net assets (%)             (1.17)(9)     (1.16)     (0.61)     (0.78)     (0.10)(9)
Portfolio turnover (%)                                                64            97        260        198         84

(1) Class A, Class B and Class C shares began operations on 3-2-98, 6-1-98, and 3-1-99, respectively.
(2)  Final period from 11-1-02 through 5-9-03. Unaudited.
(3)  Based on the average of the shares outstanding.
(4)  Less than $0.01 per share.
(5) Net assets value per share before the merger to John Hancock International Fund and the termination of the Fund. See Note A to financial statements.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(8)  Not annualized.
(9)  Annualized.
(10) Does not take into consideration expense reductions during the periods shown.
(11) Less than $500,000.


See notes to financial statements.    11

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A

Organization

John Hancock European Equity Fund (the "Fund") was a diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund was to achieve long-term capital growth.

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.

On May 7, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund to the John Hancock International Fund (the "Acquiring Fund") in exchange solely for shares of beneficial interest of the Acquiring Fund.

After this transaction and as of the close of business on May 9, 2003, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gains (losses) on investments were translated at the rates prevailing at the dates of the transactions.

The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes, which were accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the fund.

Bank borrowings

The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended May 9, 2003.

Options

The Fund may have entered into option contracts. Listed options were valued at the last quoted sales price on the exchange on which they were primarily traded. Over-the-counter options were valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund would be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability would be subsequently marked to market to reflect the current market value of the written option.

The Fund may have used option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls would tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls would tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options would be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value would reflect the maximum exposure of the Fund in these contracts, but the actual exposure would be limited to the change in value of the contract over the period the contract remained open.

Risks may have also arisen if counterparties did not perform under the contracts' terms ("credit risk") or if the Fund was unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options had minimal credit risk as the exchanges acted as counterparties to each transaction, and only presented liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund would continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may have involved amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

The Fund had no written option transactions during the period ended May 9, 2003.

Forward foreign currency exchange contracts

The Fund may have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency exchange contracts were closed out. Risks may have arose upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they were offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on May 9, 2003.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of May 9, 2003, the Fund's final tax year. As of May 9, 2003, for federal income tax purposes, the Fund had $9,560,292 of a capital loss carryforward expiring as follows: October 31, 2006 - $821,474, October 31, 2007 - $1,234,369, October 31, 2009 -
$3,678,367, October 31, 2010 - $3,007,088 and May 9, 2011 - $818,994. The unused capital loss carryforward as of May 9, 2003 was transferred to the International Fund and will be available, to the extent provided by regulations, to offset net capital gains of the International Fund.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class. As of May 9, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser had a subadvisory contract with Nicholas-Applegate Capital Management LP. The Fund was not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit the Fund's expenses to 1.90%, 2.60% and 2.60%, of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. Accordingly, the expense reduction for the Fund amounted to $77,298 for the period ended May 9, 2003.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended May 9, 2003, JH Funds received net up-front sales charges of $3,519 with regard to sales of Class A shares. Of this amount, $396 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,383 was paid as sales commissions to unrelated broker-dealers and $740 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), was the indirect sole shareholder of Signator Investors. During the period ended May 9, 2003, JH Funds received net up-front sales charges of $66 with regard to sales of Class C shares, all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 9, 2003, CDSCs received by JH Funds amounted to $8,671 for Class B shares and none for Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 150,000 shares of beneficial interest of the Fund on May 9, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund had an unlimited number of shares authorized with no par value.

                                                   PERIOD FROM 11-1-02 TO 5-9-03
                         YEAR ENDED 10-31-02                (UNAUDITED)
                        SHARES         AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Sold                    243,515      $1,801,403        42,988          $276,714
Repurchased            (359,333)     (2,672,712)     (249,341)       (1,653,604)
Net decrease           (115,818)      ($871,309)     (206,353)      ($1,376,890)
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Sold                    146,815      $1,075,119        34,545          $215,880
Repurchased            (368,071)     (2,672,695)     (128,286)         (793,117)
Net decrease           (221,256)    ($1,597,576)      (93,741)        ($577,237)
--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Sold                    113,551        $805,510         1,050            $6,498
Repurchased            (117,426)       (823,677)       (5,158)          (32,467)
Net decrease             (3,875)       ($18,167)       (4,108)         ($25,969)
--------------------------------------------------------------------------------
NET DECREASE           (340,949)    ($2,487,052)     (304,202)      ($1,980,096)
--------------------------------------------------------------------------------

NOTE D

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. Government, during the period ended May 9, 2003, aggregated $8,784,120 and $10,385,277 respectively.

The cost of investments owned on May 9, 2003, including short-term investments, was $8,887,424 for federal income tax purposes. Gross unrealized appreciation and depreciation of investments aggregated $1,251,398 and $123,002 respectively, resulting in net unrealized appreciation of $1,128,396. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

NOTE E

Reclassification of accounts

During the period ended May 9, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $13,349, an increase in accumulated net investment loss of $11,444 and a decrease in capital paid-in of $1,905. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 9, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for tax differences in accounting for, net operating loss, foreign currency adjustments. The calculation of net investment income
(loss) per share in the financial highlights excluded these adjustments.

NOTE F

Shareholder meeting

On May 7, 2003, at a Special Shareholder Meeting, the shareholders of the Fund approved an Agreement and Plan of Reorganization between the Fund and International Fund. The number of votes cast for and against the proposal and that abstained from voting was as follows:
FOR: 787,757, AGAINST 24,546 and ABSTAINING 68,825.

The Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of the Fund to the International Fund in exchange solely for shares of beneficial interest of the European Equity Fund. After this transaction and as of the close of business on May 9, 2003, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

                               John Hancock Funds

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee

                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             Sub-Investment Adviser
                      Nicholas-Applegate Capital Management
                                600 West Broadway
                           San Diego, California 92101

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803



ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Not applicable at this time.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Ex99.CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date: June 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date: June 24, 2003




By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date: June 24, 2003